Note 7 - Income Taxes	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Income Tax Disclosure [Text Block]

7. Income Taxes

Provision for Income Taxes

A reconciliation of the (benefit)/provision for income taxes is as follows:

	Year Ended December 31,
	2023		2022
	A$	%	A$	%
Loss before income taxes	(6,741,564)		(29,905,389)
Computed by applying income tax rate of home jurisdiction	(1,685,391)	25	(7,476,347)	25
Effect of tax rates in foreign jurisdictions	300,584	(4)	200,505	(1)
Research and development tax incentive	1,225,577	(18)	1,257,265	(4)
Disallowed expenses/(income):
Stock-based compensation	49,575	(1)	132,763	(0)
Amortization	0	0	2,344,621	(8)
Other	735,257	(11)	150,633	(1)
Change in valuation allowance	(625,602)	9	339,723	(1)
Income tax expense/(benefit)	0	(0)	(3,050,837)	10

The components of our loss before income taxes as either domestic or foreign is as follows:

	Year Ended December 31,
	2023	2022
	A$	A$
Foreign	(4,204,348)	(3,653,169)
Domestic	(2,537,216)	(26,252,220)
	(6,741,564)	(29,905,389)

Deferred Tax Assets and Liabilities

	Year Ended December 31,
	2023	2022
	A$	A$
Deferred tax assets:
Operating loss carry forwards	7,645,509	6,055,726
Depreciation and amortization	1,157,004	1,115,812
Asset retirement obligations	303,564	730,157
Employee entitlements	224,890	206,747
Accruals	268,214	2,056,550
Decline in value of patents	835,173	875,496
Unrealized exchange loss	116,259	34,875
Total deferred tax assets	10,550,613	11,075,363
Valuation allowance for deferred tax assets	(10,403,122)	(11,028,724)
Net deferred tax asset	147,491	46,639

Deferred tax liabilities:
Other	147,491	46,639
Total deferred tax liabilities	147,491	46,639
Net deferred tax liabilities	0	0

Significant components of deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting and tax purposes. A valuation allowance has been established, as realization of such assets is not more likely than not.

At December 31, 2023 the Company has A$30,582,036 (A$24,222,902 as at December 31, 2022) of accumulated tax losses available for carry forward against future earnings, which under Australian tax laws do not expire but may not be available under certain circumstances. The Company also has A$3,374,776 (A$3,374,776 at December 31, 2022) of non-refundable R&D tax offset as at December 31, 2023. The R&D tax offset is a non-refundable tax offset, which assists to reduce a company’s tax liability. Once the liability has been reduced to zero, any excess offset may be carried forward into future income years.

A reconciliation of the valuation and qualifying accounts is as follows:

	Balance at Beginning of Period	Additions	Deductions	Balance at end of Period
	A$	A$	A$	A$

Year ended December 31, 2023
Deferred income tax valuation allowance	11,028,724	(625,602)	0	10,403,122

Year ended December 31, 2022
Deferred income tax valuation allowance	10,689,001	339,723	0	11,028,724